Acquisitions - Narrative (Details) $ in Thousands				5 Months Ended	12 Months Ended
	Jul. 21, 2021 USD ($) MMcfe / d a mi shares	Apr. 01, 2021 USD ($) MMcfe / d a	Nov. 30, 2020 USD ($) MMcfe / d well a water_system	Nov. 30, 2020 USD ($) MMcfe / d well a water_system	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired					$ 1,030,239	$ 691,942	$ 0
Alta Recourse Development L L C
Business Acquisition [Line Items]
Units produced per day | MMcfe / d	1,000.0
Acres acquired from asset acquisition | a	300,000
Cash paid for acquisitions, net of cash acquired	$ 1,000,000
Number of shares issued in business combination (in shares) | shares	98,789,388
Miles of midstream gathering systems acquired | mi	300
Miles acquired of freshwater system | mi	100
Total consideration	$ 2,925,405
Chevron Asset Acquisition
Business Acquisition [Line Items]
Total consideration			$ 708,630	$ 735,000
Wells acquired | well			550	550
Production per day | MMcfe / d			450	450
Work-in-process wells acquired | well			100	100
Chevron Asset Acquisition | Laurel Mountain Midstream (LLM)
Business Acquisition [Line Items]
Ownership interest			31.00%	31.00%
Water systems acquired | water_system			2	2
Chevron Asset Acquisition | Marcellus acres
Business Acquisition [Line Items]
Acres acquired | a			335,000	335,000
Chevron Asset Acquisition | Utica acres
Business Acquisition [Line Items]
Acres acquired | a			400,000	400,000
Reliance Marcellus L L C
Business Acquisition [Line Items]
Asset acquisition, consideration transferred		$ 69,000
Units produced per day | MMcfe / d		40
Acres acquired from asset acquisition | a		4,100